Note 4 - Discontinued Operations - Assets Held for Sale (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Security deposits		$ 356,108
Wi-Fi and back-end equipment, net		4,958,999
Current assets held for sale		$ 5,315,107